CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2019	2020
	in USD thousands

Cash on hand and in bank	4,922	11,550
Short-term bank deposits	375	5,281
	5,297	16,831